Concentration of Credit Risk - Additional Information (Details) - Customer Concentration Risk - customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Number of customers	4	3	3
Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of revenue accounted by customers	68.00%	64.00%	78.00%